As filed with the Securities and Exchange Commission on December 23, 2008
                                           1933 Act Registration No. 333-112927
                                            1940 Act Registration No. 811-03214
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 13 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 92 /X/

                   Lincoln National Variable Annuity Account C
                           (Exact Name of Registrant)

                              Multi-Fund(R) Select

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                           Mary Jo Ardington, Esquire
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                              Fort Wayne, IN 46802

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on January 22, 2009, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-4 is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 12 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in the Registrant's Registration Statement as follows: Parts A and B are incorporated by reference to the 497 Filing filed on May 5, 2008; Part C is incorporated by reference to Post-Effective Amendment No. 10 filed on August 14, 2008.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 23rd day of December, 2008.

                                    LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                                    (Registrant)
                                    Multi-Fund(R) Select

                                    By: /s/ John D. Weber
                                            John D. Weber
                                            Second Vice President, The Lincoln
                                            National Life Insurance Company
                                            (Title)

                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                        (Depositor)

                                    By: /s/ Kelly D. Clevenger
                                            Kelly D. Clevenger
                                            (Signature-Officer of Depositor)
                                            Vice President, The Lincoln
                                            National Life Insurance Company
                                            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 23, 2008.

  Signature                                             Title

  *___________________________________                  President and Director
  Dennis Glass                                          (Principal Executive Officer)

  *___________________________________                  Senior Vice President, Chief Financial Officer and Director
  Frederick J. Crawford                                 (Principal Financial Officer)

  *___________________________________                  Senior Vice President
  Michael J. Burns

  *___________________________________                  Senior Vice President and Director
  Mark E. Konen

  *___________________________________                  Senior Vice President, Chief Investment Officer and Director
  See Yeng Quek

  *__________________________________                   Vice President and Director
  Keith J. Ryan


  * By  /s/Kelly D. Clevenger,  Pursuant to a Power of Attorney
       -----------------------
       Kelly D. Clevenger